Fair Value Measurements - Additional Information (Detail) - USD ($)		3 Months Ended	7 Months Ended	12 Months Ended
	Aug. 07, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 11, 2020	Jun. 01, 2020	[1]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Warrants outstanding			722,586	722,586
Expected term				5 years 9 months 10 days	5 years 10 months 2 days
Holicity Inc.
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Trust account		$ 300,012,660	$ 300,046,957	$ 300,046,957
Expected term	5 years	5 years	5 years
Change in fair value of warrant liabilities		$ 18,553,333	$ 5,940,000
Interest earned on the Trust Account		48,335
Fair value of the warrant liabilities		$ 45,806,666	$ 27,253,333	$ 27,253,333			$ 21,313,333
Holicity Inc. | Public Warrants [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Warrants outstanding		10,000,000	10,000,000	10,000,000
Fair value per share (in Dollars per share)	$ 21.3
Aggregate values (in Dollars)			$ 27,300,000
Change in fair value of warrant liabilities		$ 18,600,000	5,940,000
Fair value of the warrant liabilities		$ 45,800,000	$ 27,300,000	$ 27,300,000
Holicity Inc. | Private Placement [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Warrants outstanding	5,000,000	5,333,333	5,333,333	5,333,333		333,333
Warrants issued			333,333
Holicity Inc. | Over Allotments [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Warrants issued			833,333

[1]	Includes 833,333 Public Warrants issued as a result of the partial exercise of Over-Allotment Units and 333,333 Private Placement Warrants as a result of the Over-Allotment Private Placement.